Net Loss Per Share - Schedule of Calculation of Diluted Net Loss Per Share (Details) - shares		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities		21,179,079	11,630,991
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities			10,204,880
Unvested Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities		638,211	1,426,111
SAFEs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	[1]
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	[2]	5,441,490
Investor Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	[3]	15,099,378

[1]	The SAFEs were not included for purposes of calculating the number of diluted shares outstanding for the three months ended March 31, 2025 as the SAFEs were converted to common stock as of the Merger. The SAFEs were not included for purposes of calculating the number of diluted shares outstanding for the three months ended March 31, 2024 as the number of dilutive shares would be based on a conversion ratio associated with the pricing of the future financing or liquidation event, which was not determinable as of March 31, 2024.
[2]	The December 2024 Note contains a conversion feature that allows the Investor the option to convert the December 2024 Investor Note in exchange for 1,739,130 shares of common stock. The March 2025 Investor Note contains a conversion feature that allows the Investor the option to convert in exchange for 3,702,360 shares of common stock. The effect of the incremental common shares issuable upon a conversion of these notes would be anti-dilutive based on Fold’s average share price for three months ended March 31, 2025 and are therefore excluded from the loss per share calculation.
[3]	As of March 31, 2025, Fold had (1) 12,434,658 public warrants related to legacy FTAC Emerald at an exercise price of $11.50; (2) 869,565 Series A and 869,565 Series C Warrants outstanding related to the December 2024 Investor Note, at an exercise price of $12.50 and $11.50 per share, respectively; and (3) 925,590 Warrants outstanding related to the March 2025 Investor Note at an exercise price of $15.00. These warrants are considered anti-dilutive based on Fold’s average share price for three months ended March 31, 2025 and are therefore excluded from the loss per share calculation.